PROPERTY, PLANT AND EQUIPMENT, NET (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, net		$ 750,297,544	$ 863,093,184
Depreciation expense		90,223,634	112,894,150	93,501,714
Impairment of long-lived assets for the period	6,437,716		202,756,739	6,437,716
Power station built for generating electricity business, portion included in Buildings, Plant and machinery [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, net		$ 43,800,000	$ 16,700,000